Other assets-Other / Other liabilities (Tables)	6 Months Ended
Sep. 30, 2018
Other assets-Other / Other liabilities [Abstract]
Schedule of Other assets-Other and Other liabilities

	Millions of yen
	March 31, 2018	September 30, 2018
Other assets—Other:
Securities received as collateral	¥301,072	¥319,939
Goodwill and other intangible assets	99,455	104,285
Deferred tax assets	16,135	20,255
Investments in equity securities for other than operating purposes	192,819	200,028
Prepaid expenses	14,561	17,230
Other	284,092	281,455

Total	¥908,134	¥943,192

Other liabilities:
Obligation to return securities received as collateral	¥301,072	¥319,939
Accrued income taxes	34,181	28,135
Other accrued expenses and provisions	448,423	366,829
Other	166,858	162,943

Total	¥950,534	¥877,846